Loans (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Loans
Short-term loans	$ 34,927	¥ 249,876
Long-term bank loan, current portion	10,039	71,820	¥ 45,000
Long-term loans	$ 188,104	¥ 1,345,754	¥ 405,000